Regulatory Capital	12 Months Ended
Dec. 31, 2014
Regulatory Capital [Abstract]
Regulatory Capital

17.  Regulatory Capital

A significant measure of the strength of a financial institution is its capital base.  Federal regulators have classified and defined capital into the following components: (1) tier 1 capital, which includes tangible shareholders’ equity for common stock, qualifying preferred stock and certain qualifying hybrid instruments, and (2) tier 2 capital, which includes a portion of the allowance for loan losses, subject to limitations, certain qualifying long-term debt, preferred stock and hybrid instruments, which do not qualify for tier 1 capital.  The parent company and its subsidiary bank are subject to various regulatory capital requirements administered by banking regulators.  Quantitative measures of capital adequacy include the leverage ratio (tier 1 capital as a percentage of tangible assets), tier 1 risk-based capital ratio (tier 1 capital as a percent of risk-weighted assets) and total risk-based capital ratio (total risk-based capital as a percent of total risk-weighted assets).

Minimum capital levels are regulated by risk-based capital adequacy guidelines, which require the Company and the Bank to maintain certain capital as a percentage of assets and certain off-balance sheet items adjusted for predefined credit risk factors (risk-weighted assets).  Failure to meet minimum capital requirements can initiate certain mandatory and possibly discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines.  However, prompt corrective action provisions are not applicable to bank holding companies.  At a minimum, tier 1 capital as a percentage of risk-weighted assets of 4 percent and combined tier 1 and tier 2 capital as a percentage of risk-weighted assets of 8 percent must be maintained.

In addition to the risk-based guidelines, regulators require that a bank or holding company, which meets the regulator’s highest performance and operation standards, maintain a minimum leverage ratio of 3 percent.  For those institutions with higher levels of risk or that are experiencing or anticipating significant growth, the minimum leverage ratio will be proportionately increased.  Minimum leverage ratios for each institution are evaluated through the ongoing regulatory examination process.

During 2014, the Company completed the sale of 760,713 common shares in its rights offering. The common shares in the offering were sold at a price of $8.30 per share, representing gross proceeds to the Company of $6.3 million and net proceeds of $6.1 million. The offering was significantly oversubscribed as $16.0 million was collected. The excess was returned to shareholders as directed by the Board of Directors.  The Company intends to use the proceeds for general corporate purposes, which may include, among other things, funding expansion plans, working capital and pursuing strategic opportunities which may be presented from time to time.

The Company’s capital amounts and ratios are presented in the following table:

						To be well-capitalized
			For capital			under prompt corrective
	Actual		adequacy purposes			action provisions
(In thousands, except percentages)	Amount	Ratio	Amount		Ratio	Amount	Ratio
As of December 31, 2014
Leverage ratio	$83,615	8.71%	≥ $	38,405	4.00%	N/A	N/A
Tier I risk-based capital ratio	83,615	11.57		28,900	4.00	N/A	N/A
Total risk-based capital ratio	92,691	12.83		57,799	8.00	N/A	N/A
As of December 31, 2013
Leverage ratio	$70,852	8.08%	≥ $	35,084	4.00%	N/A	N/A
Tier I risk-based capital ratio	70,852	10.74		26,400	4.00	N/A	N/A
Total risk-based capital ratio	79,164	11.99		52,800	8.00	N/A	N/A

The Bank’s capital amounts and ratios are presented in the following table:

						To be well-capitalized
			For capital			under prompt corrective
	Actual		adequacy purposes			action provisions
(In thousands, except percentages)	Amount	Ratio	Amount		Ratio	Amount		Ratio
As of December 31, 2014
Leverage ratio	$74,819	7.80%	≥ $	38,381	4.00%	≥ $	47,976	5.00%
Tier I risk-based capital ratio	74,819	10.37		28,874	4.00		43,310	6.00
Total risk-based capital ratio	92,388	12.80		57,747	8.00		72,184	10.00
As of December 31, 2013
Leverage ratio	$61,493	7.02%	≥ $	35,058	4.00%	≥ $	43,823	5.00%
Tier I risk-based capital ratio	61,493	9.33		26,373	4.00		39,560	6.00
Total risk-based capital ratio	78,296	11.88		52,747	8.00		65,933	10.00

The Group of Governors and Heads of Supervision, the oversight body of the Basel Committee on Banking Supervision, adopted Basel III in September 2010, which constitutes a set of capital reform measures designed to strengthen the regulation, supervision and risk management of banking organizations worldwide.  In order to implement Basel III and certain additional capital changes required by the Dodd-Frank Act, on July 9, 2013, the FDIC approved, as an interim final rule, the regulatory capital requirements for U.S. state nonmember banks, such as the Bank, substantially similar to final rules issued by the Board of Governors of the Federal Reserve System (“Federal Reserve”) and the Office of the Comptroller of the Currency.

The interim final rule includes new risk-based capital and leverage ratios that will be phased-in from 2015 to 2019 for most state nonmember banks, including the Bank.  The rule includes a new common equity Tier 1 capital to risk-weighted assets ratio of 4.5% and a common equity Tier 1 capital conservation buffer of 2.5% of risk-weighted assets, which is in addition to the Tier 1 and Total risk-based capital requirements.  The interim final rule also raises the minimum ratio of Tier 1 capital to risk-weighted assets from 4.0% to 6.0% and requires a minimum leverage ratio of 4.0%.  The required minimum ratio of total capital to risk-weighted assets will remain 8.0%.  The new risk-based capital requirements (except for the capital conservation buffer) will become effective for the Bank on January 1, 2015.  The capital conservation buffer will be phased in over four years beginning on January 1, 2016, with a maximum buffer of 0.625% of risk-weighted assets for 2016, 1.25% for 2017, 1.875% for 2018, and 2.5% for 2019 and thereafter.  Failure to maintain the required capital conservation buffer will result in limitations on capital distributions and on discretionary bonuses to executive officers.

The following chart compares the risk-based capital required under existing rules to those prescribed under the interim final rule under the phase-in period described above:

	Current Treatment	Treatment in Final Rule
Leverage ratio	4.00%	4.00%
Common equity tier 1 capital (CET1) ratio	N/A	4.50%
Additional tier 1	N/A	1.50%
Tier 1 capital ratio	4.00%	6.00%
Tier 2	4.00%	2.00%
Total capital ratio	8.00%	8.00%
Capital conservation buffer	N/A	2.50%

The interim final rule also implements revisions and clarifications consistent with Basel III regarding the various components of Tier 1 capital, including common equity, unrealized gains and losses and instruments that will no longer qualify as Tier 1 capital.  The interim final rule also sets forth certain changes for the calculation of risk-weighted assets that the Bank will be required to implement beginning January 1, 2015.  Management is currently evaluating the provisions of the interim final rule and its expected impact.  Based on current capital composition and levels, management does not presently anticipate that the interim final rule presents a material risk to the financial condition or results of operations.